Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years

December 31, 2024	Cost	Accumulated depreciation	Net book value
Vessels	$15,194.7	$(3,437.0)	$11,757.7
Equipment and other	18.1	(9.9)	8.2
Property, plant and equipment	$15,212.8	$(3,446.9)	$11,765.9

December 31, 2023	Cost	Accumulated depreciation	Net book value
Vessels	$12,072.4	$(3,028.5)	$9,043.9
Equipment and other	11.1	(7.6)	3.5
Property, plant and equipment	$12,083.5	$(3,036.1)	$9,047.4